Peter K. Blume
T 412.394.7762
F 412.394.2555
Email: pblume@clarkhillthorpreed.com

January 29, 2014

VIA ELECTRONIC TRANSMISSION
Securities & Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, DC 20549

Re:	Principled Equity Market Fund, File No. 811-08492

Dear Sir/Madam:

On behalf of the Principled Equity Market Fund, a registered investment company (the “Fund”), we submit with this letter, via electronic filing, a preliminary proxy statement on behalf of the Fund.

If you have any questions or comments, please contact the undersigned at (412) 394-7762.

Very truly yours,
CLARK HILL THORP REED
/s/ Peter K. Blume

PKB/jlm
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cc:	David Putnam